Equity (Details) $ / shares in Units, ¥ in Millions									1 Months Ended											6 Months Ended
	Jan. 27, 2023	Jan. 06, 2023	Oct. 03, 2022 shares	Sep. 14, 2022 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 08, 2022 USD ($) shares	Jun. 14, 2022 USD ($) shares	Feb. 03, 2022 USD ($) shares	Dec. 20, 2022 USD ($) shares	Dec. 20, 2022 CNY (¥) shares	Nov. 18, 2022 USD ($) $ / shares shares	Jul. 30, 2022 USD ($) shares	Jul. 26, 2022 CNY (¥) $ / shares	Jun. 22, 2022 USD ($) shares	Feb. 18, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 18, 2021 USD ($) $ / shares shares	May 23, 2019 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 04, 2022 $ / shares	Sep. 19, 2022 USD ($)	Jul. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 14, 2022 CNY (¥)	Mar. 02, 2022 shares	Jan. 20, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)																				1,527,507				221,159
Ordinary shares par value (in Dollars per share) | $ / shares																				$ 0.02				$ 0.02
Contributed ownership | $																													$ 3,620,757	$ 3,885,586
Ordinary shares authorized (in Shares)																				500,000,000				500,000,000
Ordinary shares outstanding (in Shares)																				1,527,507				221,159
Description of reverse stock split	(18,307,733 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(4,065,041 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)		(51,715 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(81,818 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(140,210 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)			(466,013 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(466,013 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(348,000 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023)	(72,193 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)		(5,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(2,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(29,117 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)	(30 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)		(1,400,000 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)
Ordinary shares value | $						$ 2,804		$ 270	$ 9,320					$ 100
Additional paid in capital | $						$ 8,493,919		1,999,821	$ 2,844,276					322,400						$ 60,515,331				$ 33,452,332
Ordinary shares were granted (in Shares)																	6,000
Compensations at a fair value | $																	$ 213,840
Shares issued to directors | $																	1			$ 7,844,757
Equity interest percentage									20.00%							40.00%											40.00%
Cash							$ 450,000									$ 600,000									¥ 3.0		¥ 4.0
Ordinary shares issued (in Shares)				10,343,064	16,363,636	28,041,992	28,041,992		4,660,129	4,660,129	3,480,000	14,438,584
Shareholders fair value | $						$ 8,496,724		$ 2,000,091	$ 2,853,596					$ 322,500
Ordinary share granted (in Shares)															400,000
Fair value | $															$ 308,000
Par value | $															40
Granted ordinary shares (in Shares)														1,000,000
Issuance cost					$ 3,600,000							$ 5.59											¥ 389.2
Issuance price												130.00%
Closing price (in Dollars per share) | $ / shares													$ 0.39
Due from Officers or Stockholders (in Yuan Renminbi) | ¥													$ 39.2
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0001
Purchase price shares (in Dollars per share) | $ / shares					$ 0.22
Aggregate cost | $				$ 783,303																		$ 12,300,000
Aggregate ordinary shares (in Shares)					1,329,729
Common stock shares outstanding (in Shares)			121,270,556
Subscription price (in Dollars per share) | $ / shares											$ 1
Aggregate consideration amount | $											$ 3,480,000
Consideration amount (in Yuan Renminbi) | ¥										¥ 20.0
Reserve capital percentage																				50.00%
Statutory surplus reserve | $																				$ 664,100				$ 664,100
Additional Paid-in Capital [Member]
Equity (Details) [Line Items]
Shares issued to directors | $																	$ 213,839			7,835,127
Ordinary Shares [Member]
Equity (Details) [Line Items]
Additional paid in capital | $															$ 307,960
Shares issued to directors | $																				$ 9,630
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 0.0001
Ordinary stock split (in Shares)																			50,000
Ordinary shares par value (in Dollars per share) | $ / shares																					$ 0.0001
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 1
Ordinary stock split (in Shares)																			500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares																					$ 0.002
E-Home Pingtan [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)																5,823,363										5,823,363	5,823,363	50,000
Ordinary shares par value (in Dollars per share) | $ / shares																												$ 1
Equity interest percentage																60.00%											60.00%
Youyou [Member]
Equity (Details) [Line Items]
Description of reverse stock split																(13,514 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)
Ordinary shares issued (in Shares)								2,702,826								2,702,826
Equity [Member]
Equity (Details) [Line Items]
Common stock shares outstanding (in Shares)			121,270,556
Reverse stock split (in Shares)			6,062,762
Initial Public Offering [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)																		5,575,556
Ordinary shares par value (in Dollars per share) | $ / shares																		$ 4.5
Description of reverse stock split																		(278,778 shares of $900 per share retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)
Total gross proceed | $																		$ 25,100,000
Net proceed | $																		21,661,293
Ordinary shares value | $																		558
Additional paid in capital | $																		$ 21,660,735
Ordinary shares [Member]
Equity (Details) [Line Items]
Ordinary, shares issued (in Shares)																			28,000,000
Ordinary shares authorized (in Shares)																			500,000,000
Ordinary shares surrendered (in Shares)																			472,000,000
Ordinary shares outstanding (in Shares)																			28,000,000
Ms. Chen [Member]
Equity (Details) [Line Items]
Equity interest percentage							55.00%																		55.00%
Mr. Xie [Member]
Equity (Details) [Line Items]
Equity interest percentage												100.00%											100.00%
Three Directors [Member]
Equity (Details) [Line Items]
Description of reverse stock split																	(2,000 shares for each director, 10 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023)
Statutory reserve
Equity (Details) [Line Items]
Tax rate																				10.00%